CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (5,263,131)	$ 10,892,813
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on treasury securities held in Trust Account	(3,891,253)	(457,476)
Unrealized loss on short-term investments held in Trust Account	107,187	38,227
Change in fair value of warrant liability	4,676,625	(11,760,463)
Warrant issuance expense		500,307
Changes in operating assets and liabilities:
Prepaid expenses	77,349	(432,442)
Accrued expenses	2,547,000	(4,703)
Income tax payable	(528,220)	108,421
Accounts payable	7,876	124,405
Accrued offering costs		(364,557)
Accrued franchise tax	(174,312)	87,736
Net cash used in operating activities	(2,440,879)	(1,267,732)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(246,330,000)
Proceeds from sale of investments	210,031,815
Withdrawal from Trust Account for taxes	1,888,546
Net cash provided by (used in) investing activities	211,920,361	(246,330,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Units in IPO, net of underwriting fee		236,670,000
Proceeds from sale of private placement warrants		11,910,000
Payment of Class A common stock redemptions	(210,031,815)
Payment of promissory note - related party		(289,425)
Proceeds from promissory note - related party	400,000
Deferred offering costs		(42,392)
Net cash (used in) provided by financing activities	(209,631,815)	248,248,183
Net Change in Cash	(152,333)	650,451
Cash - Beginning	510,893	54,057
Cash - Ending	358,560	704,508
Non-Cash Investing and Financing Activities:
Initial fair value of Class A common stock subject to possible redemption		219,353,777
Remeasurement of Class A common stock subject to possible redemption	1,895,520	27,395,472
Deferred underwriter fee payable		9,660,000
Initial measurement of warrant liability		$ 14,904,213
Reduction of Deferred Underwriter's Fee Payable	(6,037,500)
Excise tax liability	$ 2,100,318